Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
AOCI - Foreign Currency Translation Adjustment, Beginning of Year	$ 693	$ 739
Current Period Change in Foreign Currency Translation Adjustment	22	(46)	81
AOCI - Foreign Currency Translation Adjustment, End of Year	715	693	739
AOCI - Pension and OPEB, Beginning Balance	(9)	(69)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 21)	(22)	65
Income Taxes	7	(17)
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 21)	(1)	11
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Tax		(3)
Reclassification of Net Prior Service Costs and (Credits) to Net Earnings (See Note 21)	(1)
Settlements and Curtailment in Defined Benefit Plan Expense (See Note 21)		6
Income taxes		(2)
AOCI - Pension and OPEB, Ending Balance	(26)	(9)	(69)
Total Accumulated Other Comprehensive Income	$ 689	$ 684